SUPPLEMENTAL CASH FLOW DISCLOSURE - Schedule of change in liabilities arising from financing activities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Supplemental Cash Flow Information [Line Items]
Liabilities arising from financing activities at beginning of period	$ 181,512,921
Liabilities arising from financing activities at beginning of period	75,286,987	$ 63,179,830
Repayment	(18,489,008)	(66,599,686)
Proceeds	131,489,709	18,709,857
Accretion expense	367,481	1,001,611
Borrowings costs, capitalized within intangible assets and property, plant and equipment	2,878,300	2,633
Non-monetary additions (net of modification)	6,961,794	56,575,021
Gain on derecognition of dealership rights	(2,130,583)
Change in fair value of share warrant obligations	(101,468,186)
Contributed surplus	(3,798)
Unrealized foreign exchange gain	516,401	(59,504)
Foreign currency translation adjustment	(4,197,905)	2,477,225
Liabilities arising from financing activities at end of period		75,286,987
Liabilities arising from financing activities at end of period	197,437,126	181,512,921
Long-term borrowings
Disclosure Of Supplemental Cash Flow Information [Line Items]
Liabilities arising from financing activities at beginning of period	13,077,670
Liabilities arising from financing activities at beginning of period	13,077,670	37,251,387
Repayment	(10,348,894)	(44,441,014)
Proceeds	111,576,513	18,709,857
Accretion expense	82,850	125,290
Borrowings costs, capitalized within intangible assets and property, plant and equipment	0	2,516
Gain on derecognition of dealership rights	(2,130,583)
Change in fair value of share warrant obligations	0
Contributed surplus	0
Unrealized foreign exchange gain	516,401	(16,732)
Foreign currency translation adjustment	(2,100,609)	1,446,366
Liabilities arising from financing activities at end of period		13,077,670
Liabilities arising from financing activities at end of period	110,673,348	13,077,670
Long-term borrowings | Share warrant obligations
Disclosure Of Supplemental Cash Flow Information [Line Items]
Liabilities arising from financing activities at beginning of period	106,225,934
Repayment	0
Proceeds	19,913,196
Accretion expense	0
Borrowings costs, capitalized within intangible assets and property, plant and equipment	0
Gain on derecognition of dealership rights	0
Change in fair value of share warrant obligations	(101,468,186)
Contributed surplus	(3,798)
Unrealized foreign exchange gain	0
Foreign currency translation adjustment	(1,423,583)
Liabilities arising from financing activities at end of period	23,243,563	106,225,934
Long-term borrowings | Credit facilities
Disclosure Of Supplemental Cash Flow Information [Line Items]
Liabilities arising from financing activities at beginning of period	0	18,209,335
Repayment		(19,188,863)
Proceeds		0
Foreign currency translation adjustment		979,528
Liabilities arising from financing activities at end of period		0
Lease liabilities
Disclosure Of Supplemental Cash Flow Information [Line Items]
Liabilities arising from financing activities at beginning of period	62,209,317
Liabilities arising from financing activities at beginning of period	62,209,317	7,719,108
Repayment	(8,140,114)	(2,969,809)
Proceeds	0	0
Accretion expense	284,631	876,321
Borrowings costs, capitalized within intangible assets and property, plant and equipment	2,878,300	117
Non-monetary additions (net of modification)	6,961,794	56,575,021
Gain on derecognition of dealership rights	0
Change in fair value of share warrant obligations	0
Contributed surplus	0
Unrealized foreign exchange gain	0	(42,772)
Foreign currency translation adjustment	(673,713)	51,331
Liabilities arising from financing activities at end of period		62,209,317
Liabilities arising from financing activities at end of period	$ 63,520,215	$ 62,209,317